Variable Interest Entities - Firm Sponsored Variable Interest Entities (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	$ 67,457,000,000	$ 77,649,000,000
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	364,200,000,000	391,100,000,000
Percentage of the Firm's retained securitization interests risk-rated 'A' or better, at fair value	66.00%	66.00%
Variable Interest Entity, Primary Beneficiary [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	8,200,000,000	8,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	2,200,000,000	2,200,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	1,400,000,000	1,600,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Option Arms
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	300,000,000	300,000,000
Variable Interest Entity, Primary Beneficiary [Member] | Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	0	0
Variable Interest Entity, Primary Beneficiary [Member] | Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in consolidated securitization VIEs	4,300,000,000	4,500,000,000
Firm Sponsored Credit Card Securitization Trusts [Member] | Collateralized Credit Card Securities [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated Assets	52,700,000,000	68,500,000,000
Beneficial interests issued by consolidated variable interest entities (included $911 and $1,495 at fair value)	35,700,000,000	44,300,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	300,319,000,000	326,516,000,000
JPMorgan Chase interests in securitized assets	3,000,000,000	3,600,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	132,042,000,000	143,764,000,000
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	700,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Prime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	38,497,000,000	40,721,000,000
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Subprime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	33,412,000,000	35,786,000,000
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Option Arms | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,300,000,000	2,900,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial mortgage [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	1,600,000,000	2,000,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commercial mortgage [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	900,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Assets held in nonconsolidated securitization VIEs with continuing involvement	0	0
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Student [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Student [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Variable Interest Entity, Not Primary Beneficiary [Member] | Trading assets
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,300,000,000	2,700,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	900,000,000
External Credit Rating, Non Investment Grade [Member] | Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	480,000,000	552,000,000
Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	140,300,000,000	153,100,000,000
Prime [Member] | Investment Grade A or Better
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	175,000,000	157,000,000
Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	41,600,000,000	44,000,000,000
Option Arms
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	33,700,000,000	36,100,000,000
External Credit Rating, Non Investment Grade [Member] | Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	282,000,000	250,000,000
Commercial mortgage [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	144,300,000,000	153,400,000,000
Commercial mortgage [Member] | Investment Grade A or Better
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Retained Interest, Fair Value Disclosure	2,000,000,000	2,600,000,000
Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	4,300,000,000	4,500,000,000
Investment Bank [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Senior Securities Purchased, Excluded from Interests Continued To Be Held By Transferor, Fair Value	165,000,000	182,000,000
Subordinated Securities Purchased, Excluded From Interests Continued To Be Held by Transferor, Fair Value	$ 28,000,000	$ 18,000,000